PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2017
Employee Benefits [Abstract]
Personnel expenses and deferred employee benefits
NOTE 7: PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS
7.1    Employees and key management personnel
As of December 31, 2017, 2016 and 2015, ArcelorMittal had approximately 197,000, 199,000 and 209,000 employees, respectively, and the total annual compensation of ArcelorMittal’s employees in 2017, 2016 and 2015 was as follows:

	Year Ended December 31,
Employee Information	2017	2016	2015
Wages and salaries	7,912	7,675	8,392
Pension cost (see note 7.2)	265	124	237
Gain following new labor agreement in the U.S. (see note 7.2)	—	(832)	—
Other staff expenses	1,791	1,591	1,695
Total	9,968	8,558	10,324

As of January 1, 2016, the Group Management Board (“GMB”), ArcelorMittal’s former senior management, was replaced by the CEO Office supported by six other Executive officers. ArcelorMittal’s CEO Office is comprised by the CEO, Mr. Lakshmi N. Mittal and the CFO, Mr. Aditya Mittal. Together, the Executive officers are responsible for the implementation of the Company strategy, overall management of the business and all operational decisions. The key management personnel compensation for 2017 and 2016 reflects this new structure.
The total annual compensation of ArcelorMittal’s key management personnel (as described above for 2017 and 2016), including its Board of Directors, expensed in 2017, 2016 and 2015 was as follows:

	Year Ended December 31,
	2017	2016	2015
Base salary and directors fees	8	12	7
Short-term performance-related bonus	7	2	5
Post-employment benefits	1	1	—
Share based compensation	3	2	7

The fair value of the stock options granted and shares allocated based on Restricted Share Unit (“RSU”) and Preference Share Unit (“PSU”) plans to the ArcelorMittal’s key management personnel is recorded as an expense in the consolidated statements of operations over the relevant vesting periods.
As of December 31, 2017, 2016 and 2015, ArcelorMittal did not have any outstanding loans or advances to members of its Board of Directors or key management personnel, and, as of December 31, 2017, 2016 and 2015, ArcelorMittal had not given any guarantees for the benefit of any member of its Board of Directors or key management personnel.
7.2    Deferred employee benefits
ArcelorMittal’s operating subsidiaries sponsor different types of pension plans for their employees. Also, some of the operating subsidiaries offer other post-employment benefits, that are principally post-retirement healthcare plans. These benefits are broken down into defined contribution plans and defined benefit plans.
Defined contribution plans are those plans where ArcelorMittal pays fixed or determinable contributions to external life insurance or other funds for certain categories of employees. Contributions are paid in return for services rendered by the employees during the period. Contributions are expensed as incurred consistent with the recognition of wages and salaries. No provisions are established with respect to defined contribution plans as they do not generate future commitments for ArcelorMittal.
Defined benefit plans are those plans that provide guaranteed benefits to certain categories of employees, either by way of contractual obligations or through a collective agreement. For defined benefit plans, the cost of providing benefits is determined using the projected unit credit method, with actuarial valuations being carried out each fiscal year.
The retirement benefit obligation recognized in the consolidated statements of financial position represents the present value of the defined benefit obligation less the fair value of plan assets. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using interest rates of high quality corporate bonds that are denominated in the currency in which the benefits will be paid, and that have terms to maturity approximating to the terms of the related pension obligation. In countries where there is no deep market in such bonds, the market rates on government bonds are used. Remeasurement arising from experience adjustments and changes in actuarial assumptions are charged or credited to other comprehensive income in the period in which they arise. Any asset resulting from this calculation is limited to the present value of available refunds and reductions in future contributions to the plan.
Current service cost, which is the increase of the present value of the defined benefit obligation resulting from the employee service in the current period, is recorded as an expense as part of cost of sales and selling, general and administrative expenses in the consolidated statements of operations. The net interest cost, which is the change during the period in the net defined benefit liability or asset that arises from the passage of time, is recognized as part of financing costs net in the consolidated statements of operations.
The Company recognizes gains and losses on the settlement of a defined benefit plan when the settlement occurs. The gain or loss on settlement comprises any resulting change in the fair value of plan assets and any change in the present value of the defined benefit obligation. Past service cost is the change in the present value of the defined benefit obligation resulting from a plan amendment or a curtailment. Past service cost is recognized immediately in the consolidated statements of operations in the period in which it arises.
Voluntary retirement plans primarily correspond to the practical implementation of social plans or are linked to collective agreements signed with certain categories of employees. Early retirement plans are those plans that primarily correspond to terminating an employee’s contract before the normal retirement date. Liabilities for early retirement plans are recognized when the affected employees have formally been informed and when amounts owed have been determined using an appropriate actuarial calculation. Liabilities relating to the early retirement plans are calculated annually on the basis of the number of employees likely to take early retirement and are discounted using an interest rate which corresponds to that of high quality bonds that have maturity dates similar to the terms of the Company’s early retirement obligations. Termination benefits are provided in connection with voluntary separation plans. The Company recognizes a liability and expense when it can no longer withdraw the offer or, if earlier, when it has a detailed formal plan which has been communicated to employees or their representatives.
Other long-term employee benefits include various plans that depend on the length of service, such as long service and sabbatical awards, disability benefits and long-term compensated absences such as sick leave. The amount recognized as a liability is the present value of benefit obligations at the consolidated statements of financial position date, and all changes in the provision (including actuarial gains and losses or past service costs) are recognized in the consolidated statements of operations in the period in which they arise.
The expense associated with the above pension plans and post-employment benefits, as well as the carrying amount of the related liability/asset on the consolidated statements of financial position are based on a number of assumptions and factors such as discount rates, expected rate of compensation increase, healthcare cost trend rates, mortality rates and retirement rates.

•
Discount rates – The discount rate is based on several high quality corporate bond indexes and yield curves in the appropriate jurisdictions (rated AA or higher by a recognized rating agency). In countries where there is no deep market in such bonds, the market rates on government bonds are used. Nominal interest rates vary worldwide due to exchange rates and local inflation rates.

•
Rate of compensation increase – The rate of compensation increase reflects actual experience and the Company’s long-term outlook, including contractually agreed upon wage rate increases for represented hourly employees.

•
Healthcare cost trend rate – The healthcare cost trend rate is based on historical retiree cost data, near-term healthcare outlook, including appropriate cost control measures implemented by the Company, and industry benchmarks and surveys.

•	Mortality and retirement rates – Mortality and retirement rates are based on actual and projected plan experience.
Statements of Financial Position
Total deferred employee benefits including pension or other post-employment benefits, are as follows:

	December 31,
	2017	2016
Pension plan benefits	3,067	3,061
Other post-employment benefits	4,140	4,801
Early retirement benefits	280	279
Defined benefit liabilities	7,487	8,141
Termination benefits	143	156
Total	7,630	8,297

The early retirement benefits and termination benefits are mainly related to European countries (Belgium, Spain, Germany and Luxembourg).
Pension plans
A summary of the significant defined benefit pension plans is as follows:
U.S.
ArcelorMittal USA’s pension plan is a non-contributory defined benefit plan covering approximately 14% of its employees. Certain non-represented salaried employees hired before 2003 receive pension benefits which are determined under a “Cash Balance” formula as an account balance which grows with interest credits and allocations based on a percentage of pay. Certain wage and salaried employees represented by a union hired before November 2005 receive a monthly benefit at retirement based on a fixed rate and years of service. These plans are closed to new participants.
Represented employees hired after November 2005 and employees at locations which were acquired from International Steel Group Inc. receive defined pension benefits through a multi-employer pension plan that is accounted for as a defined contribution plan, due to the limited information made available to each of the 483 (as of December 31, 2016) different participating employers. ArcelorMittal USA’s labour agreement with the United Steelworkers (“USW”) increased the contributions to the multi-employer plan to $2.70 per contributory hour (retroactive to September 1, 2015) from $2.65. The contribution rate increased by $0.05 each September 1 for the term of the contract which ends September 1, 2018.
Canada
The primary pension plans are those of ArcelorMittal Dofasco, AMMIC and ArcelorMittal Long Products Canada.
The ArcelorMittal Dofasco pension plan is a hybrid plan providing the benefits of both a defined benefit and defined contribution pension plan. The defined contribution component is financed by both employer and employee contributions. The employer’s defined contribution is based on a percentage of company profits. The defined benefit pension plan was closed for new hires on December 31, 2010 and replaced by a new defined contribution pension plan with contributions related to age, service and earnings.
At the end of 2012, ArcelorMittal Dofasco froze and capped benefits for its hourly and salaried employees who were still accruing service under the defined benefit plan and began transitioning these employees to the new defined contribution pension plan for future pension benefits.
The AMMIC defined benefit plan provides salary related benefit for non-union employees and a flat dollar pension depending on an employee’s length of service for union employees. This plan was closed for new non-union hires on December 31, 2009 and replaced by a defined contribution pension plan with contributions related to age and service. Effective January 1, 2015, AMMIC implemented a plan to transition its non-union employees who were still benefiting under the defined benefit plan to a defined contribution pension plan. Transition dates can extend up to January 1, 2025 depending on the age and service of each member.
ArcelorMittal Long Products Canada sponsors several defined benefit and defined contribution pension plans for its various groups of employees, with most defined benefit plans closed to new entrants several years ago. The primary defined benefit pension plan sponsored by ArcelorMittal Long Products Canada provides certain unionized employees with a flat dollar pension depending on an employee’s length of service.
ArcelorMittal Long Products Canada entered into a six-year collective labor agreement during the third quarter of 2014 with its Contrecoeur-West union group. The defined benefit plan was closed to new hires. A new defined contribution type arrangement was established for new hires.
Brazil
The primary defined benefit plans, financed through trust funds, have been closed to new entrants. Brazilian entities have all established defined contribution plans that are financed by employer and employee contributions.
Europe
Certain European operating subsidiaries maintain primarily unfunded defined benefit pension plans for a certain number of employees. Benefits are based on such employees’ length of service and applicable pension table under the terms of individual agreements. Some of these unfunded plans have been closed to new entrants and replaced by defined contributions pension plans for active members financed by employer and employee contributions.
As from December 2015 new Belgian legislation modifies the minimum guaranteed rates of return applicable to Belgian Defined Contribution Plans. For insured plans, the rates of 3.25% on employer contributions and 3.75% on employee contributions will continue to apply to the accumulated pre-2016 contributions. For contributions paid as from January, 1, 2016, a new variable minimum guaranteed rate of return applies. For 2016 and 2017, the minimum guaranteed rate of return was 1.75% and this is also the best estimate for 2018. Due to the statutory minimum guaranteed return, Belgian defined contribution plans do not meet the definition of defined contribution plans under IFRS. Therefore, the Belgian defined contribution plans are classified as defined benefit plans.
On April 25, 2016, the Company agreed with unions in France to cap the annual indexation of the IRUS pension plan until 2026 and to pay a lump sum amount to cover the indexation obligation for subsequent years. These changes resulted in a gain of 96 recorded in cost of sales and selling, general and administrative expenses in the statements of operations.
Others
A very limited number of defined benefit plans are in place in other countries (such as South Africa, Mexico, Kazakhstan, Ukraine and Morocco).
The majority of the funded defined benefit pension plans described earlier provide benefit payments from trustee-administered funds. ArcelorMittal also sponsors a number of unfunded plans where the Company meets the benefit payment obligation as it falls due. Plan assets held in trusts are legally separated from the Company and are governed by local regulations and practice in each country, as is the nature of the relationship between the Company and the governing bodies and their composition. In general terms, governing bodies are required by law to act in the best interest of the plan members and are responsible for certain tasks related to the plan (e.g. setting the plan's investment policy).
In case of the funded pension plans, the investment positions are managed within an asset-liability matching ("ALM") framework that has been developed to achieve long-term investments that are in line with the obligations of the pension plans.
A long-term investment strategy has been set for ArcelorMittal’s major funded pension plans, with its asset allocation comprising of a mixture of equity securities, fixed income securities, real estate and other appropriate assets. This recognizes that different asset classes are likely to produce different long-term returns and some asset classes may be more volatile than others. The long-term investment strategy ensures, in particular, that investments are adequately diversified.
The following tables detail the reconciliation of defined benefit obligation (“DBO”), plan assets, irrecoverable surplus and statements of financial position.

	Year ended December 31, 2017
	Total	United States	Canada	Brazil	Europe	Other
Change in benefit obligation
Benefit obligation at beginning of the period	10,054	3,627	3,053	704	2,582	88
Current service cost	125	32	26	4	60	3
Interest cost on DBO	397	142	119	79	46	11
Past service cost - Plan amendments	14	—	13	—	1	—
Plan participants’ contribution	3	—	1	—	2	—
Actuarial (gain) loss	323	(28)	237	40	72	2
Demographic assumptions	(131)	(130)	1	—	(2)	—
Financial assumptions	418	154	188	22	54	—
Experience adjustment	36	(52)	48	18	20	2
Benefits paid	(656)	(265)	(197)	(49)	(130)	(15)
Foreign currency exchange rate differences and other movements	575	—	229	(12)	357	1
Benefit obligation at end of the period	10,835	3,508	3,481	766	2,990	90

Change in plan assets
Fair value of plan assets at beginning of the period	7,048	2,768	2,795	684	777	24
Interest income on plan assets	292	94	107	75	15	1
Return on plan assets greater/(less) than discount rate	468	274	169	16	17	(8)
Employer contribution	249	117	83	8	41	—
Plan participants’ contribution	3	—	1	—	2	—
Benefits paid	(545)	(260)	(196)	(49)	(37)	(3)
Foreign currency exchange rate differences and other movements	307	—	208	(11)	109	1
Fair value of plan assets at end of the period	7,822	2,993	3,167	723	924	15

Present value of the wholly or partly funded obligation	(9,352)	(3,477)	(3,463)	(765)	(1,635)	(12)
Fair value of plan assets	7,822	2,993	3,167	723	924	15
Net present value of the wholly or partly funded obligation	(1,530)	(484)	(296)	(42)	(711)	3
Present value of the unfunded obligation	(1,483)	(31)	(18)	(1)	(1,355)	(78)
Prepaid due to unrecoverable surpluses	(34)	—	(23)	(3)	(6)	(2)
Net amount recognized	(3,047)	(515)	(337)	(46)	(2,072)	(77)

Net assets related to funded obligations	20	—	17	—	3	—
Recognized liabilities	(3,067)	(515)	(354)	(46)	(2,075)	(77)

Change in unrecoverable surplus
Unrecoverable surplus at beginning of the period	(34)	—	(18)	(3)	(4)	(9)
Interest cost on unrecoverable surplus	(1)	—	(1)	—	—	—
Change in unrecoverable surplus in excess of interest	2	—	(3)	—	(2)	7
Exchange rates changes	(1)	—	(1)	—	—	—
Unrecoverable surplus at end of the period	(34)	—	(23)	(3)	(6)	(2)

	Year ended December 31, 2016
	Total	United States	Canada	Brazil	Europe	Other
Change in benefit obligation
Benefit obligation at beginning of the period	9,883	3,623	2,928	495	2,601	236
Current service cost	112	31	25	2	50	4
Interest cost on DBO	406	151	125	66	52	12
Past service cost - Plan amendments	(80)	12	4	—	(96)	—
Plan participants’ contribution	4	—	1	1	2	—
Curtailments and settlements	(10)	—	—	—	(4)	(6)
Actuarial (gain) loss	388	71	65	82	170	—
Demographic assumptions	(12)	(21)	1	—	8	—
Financial assumptions	370	80	23	96	170	1
Experience adjustment	30	12	41	(14)	(8)	(1)
Benefits paid	(633)	(261)	(186)	(42)	(129)	(15)
Foreign currency exchange rate differences and other movements [1]	(16)	—	91	100	(64)	(143)
Benefit obligation at end of the period	10,054	3,627	3,053	704	2,582	88

Change in plan assets
Fair value of plan assets at beginning of the period	6,828	2,795	2,633	498	753	149
Interest income on plan assets	308	104	111	72	17	4
Return on plan assets greater/(less) than discount rate	273	126	91	30	24	2
Employer contribution	124	16	64	21	23	—
Plan participants’ contribution	4	—	1	1	2	—
Settlements	(4)	—	—	—	(4)	—
Benefits paid	(529)	(261)	(185)	(42)	(38)	(3)
Foreign currency exchange rate differences and other movements [1]	44	(12)	80	104	—	(128)
Fair value of plan assets at end of the period	7,048	2,768	2,795	684	777	24

Present value of the wholly or partly funded obligation	(8,730)	(3,593)	(3,040)	(703)	(1,379)	(15)
Fair value of plan assets	7,048	2,768	2,795	684	777	24
Net present value of the wholly or partly funded obligation	(1,682)	(825)	(245)	(19)	(602)	9
Present value of the unfunded obligation	(1,324)	(34)	(13)	(1)	(1,203)	(73)
Prepaid due to unrecoverable surpluses	(34)	—	(18)	(3)	(4)	(9)
Net amount recognized	(3,040)	(859)	(276)	(23)	(1,809)	(73)

Net assets related to funded obligations	21	—	18	—	3	—
Recognized liabilities	(3,061)	(859)	(294)	(23)	(1,812)	(73)

Change in unrecoverable surplus
Unrecoverable surplus at beginning of the period	(80)	—	(21)	(53)	(3)	(3)
Interest cost on unrecoverable surplus	(10)	—	(1)	(8)	—	(1)
Change in unrecoverable surplus in excess of interest	67	—	5	67	(1)	(4)
Exchange rates changes	(11)	—	(1)	(9)	—	(1)
Unrecoverable surplus at end of the period	(34)	—	(18)	(3)	(4)	(9)

1.	Others: includes the derecognition of the benefit obligation and plan assets in ArcelorMittal Point Lisas for 136 and 127, respectively.

The following tables detail the components of net periodic pension cost:

	Year ended December 31, 2017
Net periodic pension cost (benefit)	Total	United States	Canada	Brazil	Europe	Others
Current service cost	125	32	26	4	60	3
Past service cost - Plan amendments	14	—	13	—	1	—
Net interest cost/(income) on net DB liability/(asset)	106	48	13	4	31	10
Total	245	80	52	8	92	13

	Year ended December 31, 2016
Net periodic pension cost (benefit)	Total	United States	Canada	Brazil	Europe	Others
Current service cost	112	31	25	2	50	4
Past service cost - Plan amendments	(80)	12	4	—	(96)	—
Past service cost - Curtailments	(6)	—	—	—	—	(6)
Net interest cost/(income) on net DB liability/(asset)	108	47	15	2	35	9
Total	134	90	44	4	(11)	7

	Year ended December 31, 2015
Net periodic pension cost (benefit)	Total	United States	Canada	Brazil	Europe	Others
Current service cost	121	36	31	2	44	8
Past service cost - Plan amendments	4	—	1	—	2	1
Past service cost - Curtailments	(1)	—	—	—	(1)	—
Net interest cost/(income) on net DB liability/(asset)	117	45	18	7	37	10
Total	241	81	50	9	82	19

Other post-employment benefits and other long-term employee benefits ("OPEB")
ArcelorMittal’s principal operating subsidiaries in the United States, Canada, Europe and certain other countries, provide other post-employment benefits and other long-term employee benefits (“OPEB”), including medical benefits and life insurance benefits, work medals and retirement indemnity plans, to employees and retirees. Substantially all union-represented ArcelorMittal USA employees hired before June 2016 are covered under post-employment life insurance and medical benefit plans that require a level of cost sharing from retirees. The post-employment life insurance benefit formula used in the determination of post-employment benefit cost is primarily based on a specific amount for hourly employees. ArcelorMittal USA does not pre-fund most of these post-employment benefits.
ArcelorMittal’s USA labor agreement with the United Steelworkers (“USW”) was ratified in 2016. This labor agreement is valid until September 1, 2018. ArcelorMittal performed a number of changes mainly related to healthcare post-employment benefits in its subsidiary ArcelorMittal USA. Also, in accordance with the new agreement, required payments into an existing Voluntary Employee Beneficiary Association (“VEBA”) trust were fixed at 5% of ArcelorMittal USA’s operating income of their separate financial statements after the first quarter of 2018. The changes resulted in a gain of 832 recorded in cost of sales in the consolidated statements of operations in 2016.
The Company has significant assets mostly in the VEBA post-employment benefit plan. These assets consist of 70% in fixed income and 30% in equities. The total fair value of the assets in the VEBA trust was 490 as of December 31, 2017.
Summary of changes in the other post-employment benefit obligation and changes in plan assets are as follows:

	Year ended December 31, 2017
	Total	United States	Canada	Europe	Others
Change in benefit obligation
Benefit obligation at beginning of the period	5,400	4,183	592	492	133
Current service cost	100	58	9	26	7
Interest cost on DBO	226	181	23	11	11
Past service cost - Plan amendments	4	—	1	2	1
Plan participants’ contribution	29	29	—	—	—
Actuarial (gain) loss	(942)	(1,005)	45	7	11
Demographic assumptions	(153)	(168)	2	3	10
Financial assumptions	(680)	(728)	40	9	(1)
Experience adjustment	(109)	(109)	3	(5)	2
Benefits paid	(258)	(177)	(32)	(42)	(7)
Foreign currency exchange rate differences and other movements	127	—	41	83	3
Benefit obligation at end of the period	4,686	3,269	679	579	159

Change in plan assets
Fair value of plan assets at beginning of the period	599	592	—	7	—
Interest income on plan assets	22	22	—	—	—
Return on plan assets greater/(less) than discount rate	17	15	—	2	—
Employer contribution	(44)	(44)	—	—	—
Plan participants’ contribution	12	12	—	—	—
Benefits paid	(61)	(59)	—	(2)	—
Foreign currency exchange rate differences and other movements	1	—	—	1	—
Fair value of plan assets at end of the period	546	538	—	8	—

Present value of the wholly or partly funded obligation	(757)	(689)	—	(68)	—
Fair value of plan assets	546	538	—	8	—
Net present value of the wholly or partly funded obligation	(211)	(151)	—	(60)	—
Present value of the unfunded obligation	(3,929)	(2,580)	(679)	(511)	(159)
Net amount recognized	(4,140)	(2,731)	(679)	(571)	(159)

	Year ended December 31, 2016
	Total	United States	Canada	Europe	Others
Change in benefit obligation
Benefit obligation at beginning of the period	6,251	4,995	573	516	167
Current service cost	100	59	7	27	7
Interest cost on DBO	249	203	25	12	9
Past service cost - Plan amendments	(851)	(844)	(3)	(4)	—
Plan participants’ contribution	18	18	—	—	—
Actuarial (gain) loss	(48)	(62)	1	8	5
Demographic assumptions	(184)	(154)	(32)	—	2
Financial assumptions	189	160	23	14	(8)
Experience adjustment	(53)	(68)	10	(6)	11
Benefits paid	(323)	(240)	(31)	(40)	(12)
Foreign currency exchange rate differences and other movements [1]	4	54	20	(27)	(43)
Benefit obligation at end of the period	5,400	4,183	592	492	133

Change in plan assets
Fair value of plan assets at beginning of the period	706	698	—	8	—
Interest income on plan assets	26	26	—	—	—
Return on plan assets greater/(less) than discount rate	5	4	—	1	—
Employer contribution	86	86	—	—	—
Plan participants’ contribution	18	18	—	—	—
Benefits paid	(242)	(240)	—	(2)	—
Fair value of plan assets at end of the period	599	592	—	7	—

Present value of the wholly or partly funded obligation	(821)	(760)	—	(61)	—
Fair value of plan assets	599	592	—	7	—
Net present value of the wholly or partly funded obligation	(222)	(168)	—	(54)	—
Present value of the unfunded obligation	(4,579)	(3,423)	(592)	(431)	(133)
Net amount recognized	(4,801)	(3,591)	(592)	(485)	(133)

1.	Includes a 53 increase in benefit obligation retained by the Company in respect of Steelton, which has been classified as held for sale at December 31, 2016 (see note 2.3.2).

The following tables detail the components of net periodic other post-employment cost:

	Year ended December 31, 2017
Components of net periodic OPEB cost (benefit)	Total	United States	Canada	Europe	Others
Current service cost	100	58	9	26	7
Past service cost - Plan amendments	4	—	1	2	1
Net interest cost/(income) on net DB liability/(asset)	204	159	23	11	11
Actuarial (gains)/losses recognized during the year	2	—	—	2	—
Total	310	217	33	41	19

	Year ended December 31, 2016
Components of net periodic OPEB cost (benefit)	Total	United States	Canada	Europe	Others
Current service cost	100	59	7	27	7
Past service cost - Plan amendments	(851)	(844)	(3)	(4)	—
Net interest cost/(income) on net DB liability/(asset)	223	177	25	12	9
Actuarial (gains)/losses recognized during the year	1	—	—	1	—
Total	(527)	(608)	29	36	16

	Year ended December 31, 2015
Components of net periodic OPEB cost (benefit)	Total	United States	Canada	Europe	Others
Current service cost	96	50	9	28	9
Past service cost - Plan amendments	(2)	—	(2)	—	—
Cost of termination benefits	6	6	—	—	—
Net interest cost/(income) on net DB liability/(asset)	220	169	26	11	14
Actuarial (gains)/losses recognized during the year	(3)	—	—	(3)	—
Total	317	225	33	36	23

The following tables detail where the expense is recognized in the consolidated statements of operations:

	Year ended December 31,
	2017	2016	2015
Net periodic pension cost	245	134	241
Net periodic OPEB cost	310	(527)	317
Total	555	(393)	558

Cost of sales	220	(725)	197
Selling, general and administrative expenses	23	—	27
Financing costs - net	312	332	334
Total	555	(393)	558

Plan Assets
The weighted-average asset allocations for the funded defined benefit plans by asset category were as follows:

	December 31, 2017
	United States	Canada	Brazil	Europe	Others
Equity Securities	53%	56%	—	3%	41%
- Asset classes that have a quoted market price in an active market	26%	47%	—	3%	41%
- Asset classes that do not have a quoted market price in an active market	27%	9%	—	—	—
Fixed Income Securities (including cash)	34%	42%	97%	71%	49%
- Asset classes that have a quoted market price in an active market	4%	33%	97%	67%	49%
- Asset classes that do not have a quoted market price in an active market	30%	9%	—	4%	—
Real Estate	—	2%	1%	—	2%
- Asset classes that have a quoted market price in an active market	—	—	1%	—	2%
- Asset classes that do not have a quoted market price in an active market	—	2%	—	—	—
Other	13%	—	2%	26%	8%
- Asset classes that have a quoted market price in an active market	4%	—	2%	3%	8%
- Asset classes that do not have a quoted market price in an active market	9%	—	—	23%	—
Total	100%	100%	100%	100%	100%

	December 31, 2016
	United States	Canada	Brazil	Europe	Others
Equity Securities	50%	53%	—	3%	40%
- Asset classes that have a quoted market price in an active market	25%	46%	—	3%	40%
- Asset classes that do not have a quoted market price in an active market	25%	7%	—	—	—
Fixed Income Securities (including cash)	37%	47%	98%	72%	50%
- Asset classes that have a quoted market price in an active market	2%	35%	98%	71%	50%
- Asset classes that do not have a quoted market price in an active market	35%	12%	—	1%	—
Real Estate	4%	—	1%	—	2%
- Asset classes that have a quoted market price in an active market	—	—	—	—	2%
- Asset classes that do not have a quoted market price in an active market	4%	—	1%	—	—
Other	9%	—	1%	25%	8%
- Asset classes that have a quoted market price in an active market	—	—	1%	5%	8%
- Asset classes that do not have a quoted market price in an active market	9%	—	—	20%	—
Total	100%	100%	100%	100%	100%

These assets include investments in ArcelorMittal stock of approximately 3, but not in property or other assets occupied or used by ArcelorMittal. These assets may also include ArcelorMittal shares held by mutual fund investments. The invested assets produced an actual return of 799 and 612 in 2017 and 2016, respectively.
The Finance and Retirement Committees of the Boards of Directors for the respective operating subsidiaries have general supervisory authority over the respective trust funds. These committees have established asset allocation targets for the period as described below. Asset managers are permitted some flexibility to vary the asset allocation from the long-term investment strategy within control ranges agreed upon.

	December 31, 2017
	United States	Canada	Brazil	Europe
Equity Securities	37%	46%	1%	3%
Fixed Income Securities (including cash)	43%	41%	93%	71%
Real Estate	3%	8%	3%	—%
Other	17%	5%	3%	26%
Total	100%	100%	100%	100%

Assumptions used to determine benefit obligations at December 31,

	Pension Plans			Other Post-employment Benefits
	2017	2016	2015	2017	2016	2015
Discount rate
Range	1.50% - 15.00%	1.60% - 16.00%	2.05% - 17.00%	1.30% - 7.65%	0.90% - 7.65%	0.90% - 30.00%
Weighted average	3.45%	3.92%	4.21%	3.60%	4.19%	4.49%
Rate of compensation increase
Range	1.80% - 9.00%	1.80% - 10.00%	2.00% - 11.00%	2.00% - 4.50%	2.00% - 32.00%	2.00% - 27.00%
Weighted average	2.81%	3.11%	3.11%	3.32%	3.38%	3.98%

	Other Post-employment Benefits
	2017	2016	2015
Healthcare cost trend rate assumed
Range	1.80% - 5.00%	1.80% - 5.60%	2.00% - 7.00%
Weighted average	4.48%	4.51%	4.75%

Cash contributions and maturity profile of the plans
In 2018, the Company expects its cash contributions to amount to 299 for pension plans, 144 for other post-employment benefits plans, 120 for defined contribution plans and 73 for United States multi-employer plans. Cash contributions to defined contribution plans and to United States multi-employer plans sponsored by the Company, were respectively 104 and 67 in 2017.
At December 31, 2017, the weighted average duration of the liabilities related to the pension and other post-employment benefits plans were 12 (2016: 11) and 14 (2016: 13), respectively.
Risks associated with defined benefit plans
Through its defined benefit pension plans and OPEB plans, ArcelorMittal is exposed to a number of risks, the most significant of which are detailed below:
Changes in bond yields
A decrease in corporate bond yields will increase plan liabilities, although this will be partially offset by an increase in the value of the plans’ bond holdings.
Asset volatility
The plan liabilities are calculated using a discount rate set with reference to corporate bond yields; if plan assets underperform this yield, this will create a deficit. In most countries with funded plans, plan assets hold a significant portion of equities, which are expected to outperform corporate bonds in the long-term while providing volatility and risk in the short-term. As the plans mature, ArcelorMittal intends to reduce the level of investment risk by investing more in assets that better match the liabilities. However, ArcelorMittal believes that due to the long-term nature of the plan liabilities, a level of continuing equity investment is an appropriate element of a long-term strategy to manage the plans efficiently.
Life expectancy
Most plans provide benefits for the life of the covered members, so increases in life expectancy will result in an increase in the plans’ benefit obligations.
Assumptions regarding future mortality rates have been set considering published statistics and, where possible, ArcelorMittal’s own experience. In 2017, ArcelorMittal USA updated the company specific tables it uses to value most of its postretirement liabilities. These tables were projected forward using the most recent projection scales issued by the Society of Actuaries. Use of these new mortality assumptions resulted in reducing the pension and OPEB by 95 and 51, respectively. The current longevities at retirement underlying the values of the defined benefit obligation were approximately 22.
Healthcare cost trend rate
The majority of the OPEB plans’ benefit obligations are linked to the change in the cost of various health care components. Future healthcare cost will vary based on several factors including price inflation, utilization rate, technology advances, cost shifting and cost containing mechanisms. A higher healthcare cost trend would lead to higher OPEB plan benefit obligations.
In 2017, the Company changed its provider of insured coverage of Medicare eligible participants in the United States. This resulted in significantly lowering the premiums and resulted in reducing the OPEB defined benefit obligations by 1,061. In 2017, the healthcare cost trend rate assumption in the United States was adjusted, which resulted in increasing the OPEB defined benefit obligations by 117.
Sensitivity analysis
The following information illustrates the sensitivity to a change of the significant actuarial assumptions related to ArcelorMittal’s pension plans (as of December 31, 2017, the defined benefit obligation for pension plans was 10,835):

	Effect on 2018 Pre-Tax Pension Expense (sum of service cost and interest cost)	Effect of December 31, 2017 DBO
Change in assumption
100 basis points decrease in discount rate	(50)	1,333
100 basis points increase in discount rate	40	(1,095)
100 basis points decrease in rate of compensation	(14)	(180)
100 basis points increase in rate of compensation	14	177
1 year increase of the expected life of the beneficiaries	12	310

The following table illustrates the sensitivity to a change of the significant actuarial assumptions related to ArcelorMittal’s OPEB plans (as of December 31, 2017 the defined benefit obligation for post-employment benefit plans was 4,686):

	Effect on 2018 Pre-Tax OPEB Expense (sum of service cost and interest cost)	Effect of December 31, 2017 DBO
Change in assumption
100 basis points decrease in discount rate	(3)	697
100 basis points increase in discount rate	2	(553)
100 basis points decrease in healthcare cost trend rate	(31)	(469)
100 basis points increase in healthcare cost trend rate	40	575
1 year increase of the expected life of the beneficiaries	8	159

The above sensitivities reflect the effect of changing one assumption at a time. Actual economic factors and conditions often affect multiple assumptions simultaneously, and the effects of changes in key assumptions are not necessarily linear.
Multi-employer plans
ArcelorMittal participates in one material multi-employer pension plan in the United States. Under multi-employer plans, several participating employers make contributions into a pension plan. The assets of the plan are not limited to the participants of a particular employer. If an employer is unable to make required contributions to the plan, any unfunded obligations may be borne by the remaining employers. Additionally, if an employer withdraws from the plan, it may be required to pay an amount based on the underfunded status of the plan. As of December 31, 2016, which is the latest period for which information is available, the multi-employer pension plan had a total actuarial liability of 4,993 and assets with market value of 4,142 for a funded ratio of about 83%. ArcelorMittal represented approximately 29% of total contributions made to the plan in the past three years.
7.3    Share-based payments
ArcelorMittal issues equity-settled share-based payments to certain employees, including stock options, RSUs and PSUs. Equity-settled share-based payments are measured at fair value (excluding the effect of non market-based vesting conditions) at the date of grant. The fair value determined at the grant date of the equity-settled share-based payments is expensed on a graded vesting basis over the vesting period, based on the Company’s estimate of the shares that will eventually vest and adjusted for the effect of non market-based vesting conditions. For stock options, RSUs and PSUs, fair value is measured using the Black-Scholes-Merton pricing model and the market value of the shares at the date of the grant after deduction of dividend payments during the vesting period, respectively. Where the fair value calculation requires modeling of the Company’s performance against other market index, fair value is measured using the Monte Carlo pricing model to estimate the forecasted target performance goal for the company and its peer companies. The expected life used in the model has been adjusted, based on management’s best estimate, for the effects of non-transferability, exercise restrictions and behavioral considerations. In addition, the expected annualized volatility has been set by reference to the implied volatility of options available on ArcelorMittal shares in the open market, as well as, historical patterns of volatility. For the RSUs and PSUs, the fair value determined at the grant date of the equity-settled share-based payments is expensed on a straight line method over the vesting period and adjusted for the effect of non market-based vesting conditions.
On May 22, 2017, ArcelorMittal completed the consolidation of each three existing shares in ArcelorMittal without nominal value into one share without nominal value. As a result of this reverse stock split, the outstanding number of stock options, PSUs and RSUs per employee has been recast for prior periods.
Stock Option Plans
Prior to the May 2011 annual general shareholders’ meeting adoption of the ArcelorMittal Equity Incentive Plan described below, ArcelorMittal’s equity-based incentive plan took the form of a stock option plan known as the Global Stock Option Plan.
Under the terms of the ArcelorMittal Global Stock Option Plan 2009-2018 (which replaced the ArcelorMittal Shares plan that expired in 2009), ArcelorMittal may grant options to purchase common shares to senior management of ArcelorMittal and its associates for up to 100,000,000 (33,333,333 shares after reverse stock split) shares of common shares. The exercise price of each option equals not less than the fair market value of ArcelorMittal shares on the grant date, with a maximum term of 10 years. Options are granted at the discretion of ArcelorMittal’s Appointments, Remuneration and Corporate Governance ("ARCG") Committee, or its delegate. The options vest either ratably upon each of the first three anniversaries of the grant date, or, in total, upon the death, disability or retirement of the participant.

Date of grant	Exercise prices (per option)
August 2010	$91.98
August 2009	109.14
November 2008	63.42
August 2008	235.32

No options were granted during the years ended December 31, 2017, 2016, and 2015.
The compensation expense recognized for stock option plans was nil for each of the years ended December 31, 2017, 2016 and 2015.
Option activity with respect to ArcelorMittal Shares and ArcelorMittal Global Stock Option Plan 2009-2018 is summarized below as of and for each of the years ended December 31, 2017, 2016 and 2015:

	Number of Options	Range of Exercise Prices (per option)	Weighted Average Exercise Price (per option)
Outstanding, December 31, 2014	6,692,533	63.42 – 235.32	144.79
Expired	(961,733)	81.93 – 235.32	125.26
Outstanding, December 31, 2015	5,730,800	63.42 – 235.32	148.06
Expired	(1,048,266)	91.98 – 235.32	125.17
Outstanding, December 31, 2016	4,682,534	63.42 – 235.32	153.19
Expired	(1,397,659)	63.42 – 235.32	170.40
Outstanding, December 31, 2017	3,284,875	63.42 – 235.32	145.86

Exercisable, December 31, 2015	5,730,800	63.42 – 235.32	148.06
Exercisable, December 31, 2016	4,682,534	63.42 – 235.32	153.19
Exercisable, December 31, 2017	3,284,875	63.42 – 235.32	145.86

The following table summarizes information about total stock options of the Company outstanding as of December 31, 2017:

Options Outstanding
Exercise Prices (per option)	Number of options	Weighted average contractual life (in years)	Options exercisable (number of options)	Maturity
$91.98	1,117,757	2.59	1,117,757	August 3, 2020
109.14	1,058,014	1.59	1,058,014	August 4, 2019
63.42	862	0.86	862	November 10, 2018
235.32	1,108,242	0.59	1,108,242	August 5, 2018
$63.42 – $235.32	3,284,875	1.60	3,284,875

Long-Term Incentives: Equity-Based Incentives (Share Unit Plans)
On May 10, 2011, the annual general meeting of shareholders approved the ArcelorMittal Equity Incentive Plan, a new equity-based incentive plan that replaced the Global Stock Option Plan. The ArcelorMittal Equity Incentive Plan is intended to align the interests of the Company’s shareholders and eligible employees by allowing them to participate in the success of the Company. The ArcelorMittal Equity Incentive Plan provides for the grant of RSUs and PSUs to eligible Company employees (including the Executive Officers) and is designed to incentivize employees, improve the Company’s long-term performance and retain key employees. On May 8, 2013, the annual general meeting of shareholders approved the GMB PSU Plan, which provides for the grant of PSUs to GMB members (and is now applicable to the CEO Office). Until the introduction of the GMB PSU Plan in 2013, GMB members were eligible to receive RSUs and PSUs under the ArcelorMittal Equity Incentive Plan. In 2016, a special grant was approved in order to align the grant with the Action 2020 plan put in place by ArcelorMittal.
The maximum number of PSUs (and RSUs previously) available for grant during any given year is subject to the prior approval of the Company’s shareholders at the annual general meeting. The annual shareholders’ meeting on May 4, 2016 approved the maximum to be granted until the next annual shareholders’ meeting. For the period from the May 2016 annual general shareholders’ meeting to the May 2017 annual general shareholders’ meeting, a maximum of 30,000,000 PSUs (10,000,000 PSU's after the reverse stock split) may be allocated to eligible employees under the ArcelorMittal Equity Incentive Plan and the GMB PSU Plan combined. The 2017 Cap for the number of PSUs that may be allocated to the CEO Office and other retention based grants below the CEO Office level was approved at the annual shareholders' meeting on May 10, 2017 at a maximum of 3,000,000 shares.
ArcelorMittal Equity Incentive Plan
RSUs granted under the ArcelorMittal Equity Incentive Plan are designed to provide a retention incentive to eligible employees. RSUs are subject to “cliff vesting” after three years, with 100% of the grant vesting on the third anniversary of the grant contingent upon the continued active employment of the eligible employee within the Company.
The grant of PSUs under the ArcelorMittal Equity Incentive Plan aims to serve as an effective performance-enhancing scheme based on the employee’s contribution to the eligible achievement of the Company’s strategy. Awards in connection with PSUs are subject to the fulfillment of cumulative performance criteria (such as return on capital employed ("ROCE"), total shareholders return ("TSR"), earnings per share ("EPS") and gap to competition) over a three year period from the date of the PSU grant. The employees eligible to receive PSUs are a sub-set of the group of employees eligible to receive RSUs. The target group for PSU grants initially included the Chief Executive Officer and the other GMB members. However, from 2013 onwards, the Chief Executive Officer and other GMB members (and in 2016, the CEO Office) received PSU grants only under the GMB PSU Plan instead of the ArcelorMittal Equity Incentive Plan.
Conditions of the 2017 grant were as follows:

		CEO Office				Executive Officers and other qualifying employees
2017 Grant	●	PSUs with a three-year performance period			●	PSUs with a three-year performance period
	●	Performance criteria: 50% TSR (½ vs. S&P 500 and ½ vs. peer group) and 50% EPS vs. peer group			●	Performance criteria: TSR and Gap to competition in some areas
	●	Value at grant: 100% of base salary for the CEO and the CFO			●	Vesting conditions:
	●	Vesting conditions:
			Threshold	Target			Threshold	Target
		TSR/EPS vs. peer group	100% median	≥120% median		TSR vs. peer group	100% median 50% vesting	≥120% median 100% vesting
		TSR vs. S&P 500	Performance equal to Index	≥Performance equal to Index + 2% outperformance		Gap to competition (where applicable)	-	100% target 100% vesting
		Vesting percentage	50%	100%

Awards made in previous financial years which have not yet reached the end of the vesting period
The Company's Long-Term Incentive Plan for senior management including Executive Officers follows the Company's strategy.

In 2014 and 2015, the Company's goal was to achieve ROCE and Mining volume for the Mining segment and therefore the target was based on these performance measures.

In 2016, in order to ensure achievement of the Action 2020 plan, ArcelorMittal made a special grant (“Special Grant”) to qualifying employees (including the Executive Officers), instead of the standard grant. The value of the Special Grant at grant date is based generally on a specified percentage of the base salary depending on the position of the employee at grant date. The vesting is subject to continued active employment within the ArcelorMittal group and to yearly performance of ROCE targets and other strategic objectives within the business units.

The plans in 2016, 2015 and 2014 are summarized below:

		CEO Office					Executive Officers and other qualifying employees
2014 Grant	●	PSUs with a three-year performance period				●	RSUs with a three-year vesting period (2014 grant vested in December 2017)
	●	Performance criteria: 50% TSR (½ vs. S&P 500 and ½ vs. peer group) and 50% EPS vs. peer group				●	PSUs with a three-year performance period
	●	Value at grant: 100% of base salary for the CEO and 80% for the CFO				●	Performance target: mainly ROCE and mining volume plan for the Mining segment
	●	Vesting conditions:				●	One PSU can give right to 0 shares up to 1.5 shares
						●	Vesting conditions:
			Threshold	Target	Stretch			Threshold	Target	Stretch
		TSR/EPS vs. peer group	80% median	100% median	≥120% median		Performance	80%	100%	≥120%
		TSR vs. S&P 500	Performance equal to 80% of Index	Performance equal to Index	≥Performance equal to Index + 2% outperformance		Vesting	50%	100%	150%
		Vesting percentage	50%	100%	150%
2015 Grant		Same as in 2014					Same as in 2014
2016 Special Grant	●	PSUs with a five-year performance period, 50% vesting after three-year performance period and 50% after additional two-year performance period				●	PSUs with a five-year performance period, 50% vesting after three-year performance period and 50% after additional two-year performance period
	●	Performance criteria: 50% TSR (½ vs. S&P 500 and ½ vs. peer group) and 50% EPS vs. peer group				●
Performance criteria: ROCE and Gap to competition in some areas one target grant: a share will vest if performance is met at target one over-performance grant: a share will vest if performance exceeds 120%

	●	Value at grant: 150% of base salary for the CEO and the CFO				●	Vesting conditions:
	●	Vesting conditions:
				Threshold	Target		Performance		100%	≥120%
		TSR/EPS vs. peer group		100% median	≥120% median		Target award vesting		100%	100%
		TSR vs. S&P 500		Performance equal to Index	≥Performance equal to Index + 2% outperformance		Overperformance award (=20% of target award)		-	100%
		Vesting percentage		50%	100%

The following table summarizes the Company’s share unit plans outstanding December 31, 2017:

At Grant date						Number of shares issued as of December 31, 2017
Grant date	Type of plan	Number of shares	Number of beneficiaries	Maturity	Fair value per share	Shares outstanding	Shares exited	Shares forfeited
December 20, 2017	PSU	1,081,447	527	January 1, 2021	18.42	1,081,447	—	—
December 20, 2017	CEO Office	90,084	2	January 1, 2021	22.85	90,084	—	—
June 30, 2016	PSU II	3,472,355	554	January 1, 2021	13.17	3,238,930	—	233,425
June 30, 2016	CEO PSU II	153,268	2	January 1, 2022	16.62	153,268	—	—
June 30, 2016	PSU I	3,472,355	554	January 1, 2019	13.74	3,238,930	—	233,425
June 30, 2016	CEO PSU I	153,268	2	January 1, 2020	10.68	153,268	—	—
December 18, 2015	PSU	295,935	322	January 1, 2019	11.49	246,661	—	49,274
December 18, 2015	RSU	368,534	576	December 18, 2018	11.49	306,005	3,138	59,391
June 30, 2015	GMB PSU	154,767	4	June 30, 2018	25.59	154,767	—	—
December 17, 2014	PSU	326,678	353	January 1, 2018	30.84	239,481	—	87,197
Total		9,568,691			$10.68 – $30.84	8,902,841	3,138	662,712

The compensation expense recognized for RSUs and PSUs was immaterial for the years ended December 31, 2017, 2016 and 2015.
Share unit plan activity is summarized below as of and for each year ended December 31, 2017, 2016 and 2015:

	RSUs		PSUs
	Number of shares	Fair value per share	Number of shares	Fair value per share
Outstanding, December 31, 2014	1,136,761	36.19	1,086,834	42.29
Granted	368,536	11.49	450,702	16.33
Exited	(107,544)	42.90	(8,239)	50.61
Forfeited	(77,099)	35.91	(158,622)	45.59
Outstanding, December 31, 2015	1,320,654	28.78	1,370,675	33.32
Granted [1]	—	—	7,252,814	13.46
Exited	(564,679)	38.24	(19,816)	37.11
Forfeited	(105,721)	26.12	(564,179)	37.76
Outstanding, December 31, 2016	650,254	21.00	8,039,494	15.08
Granted [1]	—	—	1,199,338	19.25
Exited	(303,550)	30.69	(204,855)	43.34
Forfeited	(40,699)	20.32	(437,141)	18.33
Outstanding, December 31, 2017	306,005	11.49	8,596,836	14.83

1.	Including 27,807 over-performance shares granted for the targets achievement of the PSU grant September 27, 2013 (1,567 over-performance shares for the PSU grant March 29, 2013 in 2016).